FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Equity investments at FVOCI	$ 155.9	$ 188.0
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
Financial Instruments
Equity investments at FVOCI	155.9
Financial assets	128.7
Recurring basis | Level 1
Financial Instruments
Equity investments at FVOCI	155.9
Financial assets	155.9
Recurring basis | Level 2
Financial Instruments
Financial assets	(27.2)
Recurring basis | TRS
Financial Instruments
Financial assets	3.2
Recurring basis | TRS | Level 2
Financial Instruments
Financial assets	3.2
Foreign currency forward and collar contracts | Recurring basis
Financial Instruments
Financial assets	(21.8)
Foreign currency forward and collar contracts | Recurring basis | Level 2
Financial Instruments
Financial assets	(21.8)
Energy swap contracts | Recurring basis
Financial Instruments
Financial assets	(8.6)
Energy swap contracts | Recurring basis | Level 2
Financial Instruments
Financial assets	$ (8.6)